Financial instruments - valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value of liabilities
Specified Target Level Of Certainty For Unobservable Inputs	90.00%
Recurring | Level 3
Fair value of liabilities
Liabilities	£ 1,317	£ 1,957
Sensitivity favourable	110	140
Sensitivity unfavourable	(100)	(150)
Recurring | Level 3 | Deposits
Fair value of liabilities
Liabilities	56	377
Sensitivity favourable		40
Sensitivity unfavourable		(40)
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	59	112
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Recurring | Level 3 | Interest rate
Fair value of liabilities
Liabilities	630	808
Sensitivity favourable	70	70
Sensitivity unfavourable	(70)	(70)
Recurring | Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	222	279
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring | Level 3 | Other
Fair value of liabilities
Liabilities	209	101
Sensitivity favourable	20
Sensitivity unfavourable	(10)	(10)
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	141	280
Sensitivity favourable	10	10
Sensitivity unfavourable	£ (10)	£ (10)